Note 17 - Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-current portion	$ 3,584	$ 9,181
Current portion	5,389	47,793
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current portion	3,094	7,378
Current portion	4,706	4,625
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	490	736
Current portion	311	43,169
Other loans [member]
Statement Line Items [Line Items]
Non-current portion		1,067
Current portion	$ 371